Equity instruments (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes Equity Instruments Financial Assets Held For Trading [Abstract]
Balance at beginning of year	R$ 489,770	R$ 398,461	R$ 404,973
Net additions (disposals)	277,462	90,696	(7,125)
Valuation adjustments	(899)	613	613
Balance at end of year	R$ 766,333	R$ 489,770	R$ 398,461